Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
December 31, 2023
AFF45-NPRT3-0224
1.843408.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $3,276,022)	3,290,000	3,276,592

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,868,901	137,645,346
Fidelity Advisor Series Growth Opportunities Fund (c)	7,606,387	97,589,946
Fidelity Advisor Series Small Cap Fund (c)	4,158,259	50,481,262
Fidelity Series All-Sector Equity Fund (c)	4,237,608	45,639,036
Fidelity Series Commodity Strategy Fund (c)	131,676	12,197,180
Fidelity Series Large Cap Stock Fund (c)	9,491,194	185,457,931
Fidelity Series Large Cap Value Index Fund (c)	1,242,914	18,295,688
Fidelity Series Opportunistic Insights Fund (c)	5,765,912	108,745,092
Fidelity Series Small Cap Core Fund (c)	32,738	368,308
Fidelity Series Small Cap Opportunities Fund (c)	4,779,908	66,440,718
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,263,591	107,922,504
Fidelity Series Value Discovery Fund (c)	7,359,663	109,511,789
TOTAL DOMESTIC EQUITY FUNDS (Cost $733,597,751)		940,294,800

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,608,229	53,004,887
Fidelity Series Emerging Markets Fund (c)	6,082,917	51,461,474
Fidelity Series Emerging Markets Opportunities Fund (c)	11,889,388	206,043,093
Fidelity Series International Growth Fund (c)	8,752,006	149,921,856
Fidelity Series International Small Cap Fund (c)	1,743,121	29,563,339
Fidelity Series International Value Fund (c)	12,801,631	149,395,035
Fidelity Series Overseas Fund (c)	11,499,846	149,153,001
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $661,227,953)		788,542,685

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	193,724	1,483,923
Fidelity Series Emerging Markets Debt Fund (c)	1,201,753	9,313,589
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	327,113	3,065,046
Fidelity Series Floating Rate High Income Fund (c)	154,149	1,391,968
Fidelity Series High Income Fund (c)	1,126,477	9,473,671
Fidelity Series International Credit Fund (c)	87,704	699,875
Fidelity Series Investment Grade Bond Fund (c)	131,349	1,326,627
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,444,650	108,085,648
Fidelity Series Real Estate Income Fund (c)	190,823	1,810,912
TOTAL BOND FUNDS (Cost $170,723,736)		136,651,259

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	4,543,849	4,544,757
Fidelity Series Government Money Market Fund 5.43% (c)(e)	23,467,133	23,467,133
Fidelity Series Short-Term Credit Fund (c)	10,978	108,131
TOTAL SHORT-TERM FUNDS (Cost $28,117,009)		28,120,021

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,596,942,471)	1,896,885,357
NET OTHER ASSETS (LIABILITIES) - 0.0%	(232,789)
NET ASSETS - 100.0%	1,896,652,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	381	Mar 2024	43,011,328	1,354,797	1,354,797
CBOT 5-Year U.S. Treasury Note Contracts (United States)	606	Mar 2024	65,916,703	1,421,086	1,421,086
CBOT Long Term U.S. Treasury Bond Contracts (United States)	76	Mar 2024	9,495,250	690,974	690,974

TOTAL PURCHASED					3,466,857

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	61	Mar 2024	14,701,000	(488,080)	(488,080)
ICE MSCI EAFE Index Contracts (United States)	11	Mar 2024	1,238,820	(4,514)	(4,514)
ICE MSCI Emerging Markets Index Contracts (United States)	264	Mar 2024	13,644,840	(602,495)	(602,495)

TOTAL SOLD					(1,095,089)

TOTAL FUTURES CONTRACTS					2,371,768
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,276,592.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,256,699	32,101,277	30,813,219	116,612	-	-	4,544,757	0.0%
Total	3,256,699	32,101,277	30,813,219	116,612	-	-	4,544,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	114,478,550	24,964,138	21,954,455	7,284,218	(1,126,119)	21,283,232	137,645,346
Fidelity Advisor Series Growth Opportunities Fund	80,954,311	13,945,883	19,429,156	321,262	(2,537,483)	24,656,391	97,589,946
Fidelity Advisor Series Small Cap Fund	45,920,294	8,253,509	8,383,701	1,962,612	211,644	4,479,516	50,481,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,528,368	124,642	91,799	47,775	(433)	(76,855)	1,483,923
Fidelity Series All-Sector Equity Fund	41,385,064	3,985,665	5,460,086	2,118,599	(172,892)	5,901,285	45,639,036
Fidelity Series Canada Fund	49,120,859	6,880,955	6,699,785	1,740,109	561,794	3,141,064	53,004,887
Fidelity Series Commodity Strategy Fund	11,809,652	2,704,420	1,523,977	541,633	(588,470)	(204,445)	12,197,180
Fidelity Series Emerging Markets Debt Fund	8,375,310	930,268	475,558	421,690	3,652	479,917	9,313,589
Fidelity Series Emerging Markets Debt Local Currency Fund	2,859,825	281,869	156,139	151,114	(488)	79,979	3,065,046
Fidelity Series Emerging Markets Fund	29,688,510	20,590,369	666,148	1,212,095	(2,092)	1,850,835	51,461,474
Fidelity Series Emerging Markets Opportunities Fund	201,486,650	9,348,261	15,634,223	5,656,188	(3,005,064)	13,847,469	206,043,093
Fidelity Series Floating Rate High Income Fund	1,282,694	177,042	91,799	100,172	279	23,752	1,391,968
Fidelity Series Government Money Market Fund 5.43%	16,945,658	11,179,369	4,657,894	766,244	-	-	23,467,133
Fidelity Series High Income Fund	8,413,380	1,288,932	492,228	438,938	2,043	261,544	9,473,671
Fidelity Series International Credit Fund	656,991	25,098	-	25,098	-	17,786	699,875
Fidelity Series International Growth Fund	129,796,261	16,996,764	8,672,808	1,891,034	111,427	11,690,212	149,921,856
Fidelity Series International Small Cap Fund	35,436,584	2,765,383	9,622,428	984,938	(1,544,290)	2,528,090	29,563,339
Fidelity Series International Value Fund	129,451,645	19,246,670	12,606,695	4,710,344	516,510	12,786,905	149,395,035
Fidelity Series Investment Grade Bond Fund	424,160	928,470	81,628	22,020	(423)	56,048	1,326,627
Fidelity Series Large Cap Stock Fund	166,397,833	18,134,366	17,022,878	9,511,289	645,391	17,303,219	185,457,931
Fidelity Series Large Cap Value Index Fund	17,611,019	2,297,248	2,648,278	725,233	8,227	1,027,472	18,295,688
Fidelity Series Long-Term Treasury Bond Index Fund	97,713,327	22,075,211	6,575,163	2,435,026	(154,566)	(4,973,161)	108,085,648
Fidelity Series Opportunistic Insights Fund	98,720,677	5,597,013	15,194,299	1,105,650	(1,785,341)	21,407,042	108,745,092
Fidelity Series Overseas Fund	129,669,101	17,271,427	8,989,530	2,405,689	(151,687)	11,353,690	149,153,001
Fidelity Series Real Estate Income Fund	2,659,298	250,096	1,103,212	130,222	(105,292)	110,022	1,810,912
Fidelity Series Short-Term Credit Fund	97,991	7,966	-	2,305	-	2,174	108,131
Fidelity Series Small Cap Core Fund	-	346,352	28,778	5,933	2,723	48,011	368,308
Fidelity Series Small Cap Opportunities Fund	56,146,772	7,345,148	5,251,462	631,708	(224,801)	8,425,061	66,440,718
Fidelity Series Stock Selector Large Cap Value Fund	104,703,744	12,410,804	17,906,601	4,867,216	(528,119)	9,242,676	107,922,504
Fidelity Series Value Discovery Fund	106,968,077	16,566,207	17,696,367	5,033,086	(122,775)	3,796,647	109,511,789
	1,690,702,605	246,919,545	209,117,075	57,249,440	(9,986,645)	170,545,578	1,889,064,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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